Trade receivables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables

Note	19 | Trade receivables

	12.31.25	12.31.24
Current:
Sales of electricity – Billed	305,954	215,904
Receivables in litigation	1,534	600
Allowance for the impairment of trade receivables	(25,040)	(14,950)
Subtotal	282,448	201,554

Sales of electricity – Unbilled	188,554	271,188
PBA & CABA government credit	25,258	34,029
Fee payable for the expansion of the transportation and others	2	3
Total current	496,262	506,774

The value of the Company’s trade receivables approximates their fair value.

The roll forward of the allowance for the impairment of trade receivables is as follows:

	12.31.25	12.31.24
Balance at beginning of the year	14,950	17,879
Increase	21,143	12,395
Decrease	(5,649)	(4,867)
Result from exposure to inflation	(5,404)	(10,457)
Balance at end of the year	25,040	14,950

The aging analysis of these trade receivables is as follows:

	12.31.25	12.31.24
Past due	294,170	215,182
Up to 3 months	202,092	291,592
Total trade receivables	496,262	506,774

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of trade receivables.

The carrying amount of the Company’s trade receivables is denominated in Argentine pesos.

Sensitivity analysis of the allowance for impairment of trade receivables:

- 5% increase in the uncollectibility rate estimate
12.31.25
Allowance	26,292
Variation	1,252

- 5% decrease in the uncollectibility rate estimate
12.31.25
Allowance	23,788
Variation	(1,252)